UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.6%

	Shares	Value
Belgium — 0.8%
Anheuser-Busch InBev ADR	8,480	$712,066

Canada — 1.2%
Canadian Pacific Railway	5,230	1,077,537

Denmark — 1.7%
Novo Nordisk ADR	30,200	1,579,762

France — 1.9%
LVMH Moet Hennessy Louis Vuitton ADR	24,275	1,789,310

Germany — 0.7%
Infineon Technologies ADR	31,600	626,786

Netherlands — 1.7%
ASML Holding, Cl G	8,345	1,569,277

Switzerland — 3.3%
Nestle ADR	17,373	1,655,994
Roche Holding ADR	39,980	1,374,912

		3,030,906

United States — 88.3%

Communication Services — 14.3%
Alphabet, Cl C *	3,325	3,901,256
Comcast, Cl A	55,206	2,207,136
Facebook, Cl A *	27,700	4,617,313
Fox, Cl A *	7,176	263,431
Fox, Cl B *	3,138	112,591
Walt Disney	17,360	1,927,481

		13,029,208

Consumer Discretionary — 4.6%
Amazon.com *	1,100	1,958,825
McDonald’s	5,973	1,134,273
NIKE, Cl B	12,810	1,078,730

		4,171,828

Consumer Staples — 13.3%
Altria Group	39,742	2,282,383

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)

Consumer Staples — (continued)
Coca-Cola	48,412	$2,268,586
Constellation Brands, Cl A	2,200	385,726
Estee Lauder, Cl A	14,632	2,422,328
PepsiCo	14,620	1,791,681
Philip Morris International	33,564	2,966,722

		12,117,426

Energy — 7.2%
Chevron	17,397	2,142,963
ConocoPhillips	14,074	939,299
Enterprise Products Partners (A)	30,080	875,328
Exxon Mobil	32,393	2,617,354

		6,574,944

Financials — 14.7%
American Express	17,235	1,883,786
Berkshire Hathaway, Cl B *	1,809	363,410
BlackRock, Cl A	4,460	1,906,071
Chubb	18,156	2,543,292
Intercontinental Exchange	12,100	921,294
JPMorgan Chase	28,209	2,855,597
S&P Global	7,033	1,480,798
State Street	22,015	1,448,807

		13,403,055

Health Care — 6.2%
Abbott Laboratories	24,865	1,987,708
AbbVie	19,913	1,604,789
Intuitive Surgical *	900	513,522
UnitedHealth Group	6,275	1,551,556

		5,657,575

Industrials — 5.1%
Union Pacific	10,353	1,731,022
United Technologies	13,896	1,791,055
Verisk Analytics, Cl A	9,000	1,197,000

		4,719,077

Information Technology — 19.8%
Apple	25,994	4,937,560
Automatic Data Processing	3,900	622,986
Mastercard, Cl A	2,000	470,900
Microsoft	48,535	5,724,218

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)

Information Technology — (continued)
Texas Instruments	31,426	$3,333,356
Visa, Cl A	19,275	3,010,562

		18,099,582

Materials — 3.1%
Air Products & Chemicals	5,209	994,711
Linde	6,558	1,153,749
Sherwin-Williams	1,600	689,136

		2,837,596

		80,610,291

TOTAL COMMON STOCK (Cost $43,338,207)		90,995,935

SHORT-TERM INVESTMENT — 0.1% (B)

JPMorgan 100% U.S. Treasury Securities Money Market Fund, Cl Premier, 2.030% (Cost $55,010)	55,010	55,010

TOTAL INVESTMENTS— 99.7% (Cost $43,393,217)		$91,050,945

Percentages are based on Net Assets of $91,295,053.

*	Non-income producing security.
(A)	Securities considered a Master Limited Partnership. At March 31, 2019, such securities amounted to $875,328, or 1.0% of Net Assets.
(B)	Rate shown is the 7-day effective yield as of March 31, 2019.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles.

For the period ended March 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SAR-QH-001-1100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 29, 2019